Leases (Details) - Schedule of Minimum Lease Payment Under these Operating Leases	Jun. 30, 2024 USD ($)
Schedule of Minimum Lease Payment Under these Operating Leases [Abstract]
2025	$ 198,292
Thereafter	8,621
Total minimum lease payments	206,913
Less: discount	(3,452)
Present value of minimum lease payments	$ 203,461